Geographic and Customer Information - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Number of customers	one	three	one	two
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	66.00%	51.00%	64.00%	18.00%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		22.00%		82.00%
Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage		10.00%